Business Combination	12 Months Ended
Feb. 29, 2024
Business Combinations [Abstract]
Business Combination

3. BUSINESS COMBINATION

Business combinations during the year ended February 28, 2022:

On July 1, 2020, the Group acquired 40% equity interest of Shanghai Jing’an Four Seasons Bridge Club (“Bridge Club”) for a consideration of RMB200, and accounted the investment under equity method as the Group has the ability to exert significant influence. On March 1, 2021, the Group acquired another 30% equity interest of Bridge Club for a consideration of RMB600. As a result of these transactions, the Group obtained the control in Bridge Club and accounted for these transactions as step acquisition. The goodwill and non-controlling interests acquired were RMB589 and RMB11, respectively. Pro forma results of operations for this acquisition have not been presented as they are not material to the Group’s consolidated results.

Four Seasons Online Education (Cayman) Inc. (“FSOL”, a related party of the Group) provides online math tutoring services, namely “52 Math”, to young children in small class, which aim to improve the comprehensive math capacities of young children. On May 1, 2021, the Group acquired the “52 Math” business from FSOL assuming the entity’s liabilities without obtaining its assets, which included all the teachers, students, management and sales team, the administrative information of customers of the “52 Math” business. No other form of considerations were paid. The Group accounted for the acquisition using the purchase method of accounting under ASC 805, Business Combinations. The fair value of net liabilities acquired was RMB4,751, which was the unconsummated tuition fee received in advance by FSOL and assumed by the Group as of the acquisition date. The Group recognized goodwill of RMB4,751. The business combination did not have a material impact on the Group’s consolidated statements of operations and therefore pro forma disclosure have not been presented.

Business combinations during the year ended February 29, 2024:

On June 1, 2023, the Group invested 23.8% equity interest of Shanghai Zihua International Travel Service Co., Ltd. ("Shanghai Zihua") for a total capital contribution of RMB2,500. At the same day, the Company acquired another 31.2% equity interest of Shanghai Zihua for a consideration of nil. As a result of these transactions, the Group obtained the control in Shanghai Zihua and accounted for these transaction as step acquisitions. The goodwill and non-controlling interests acquired from the acquisition were RMB1,125 (US$156) and RMB1,125 (US$156), respectively. Pro forma results of operations for this acquisition have not been presented as they are not material to the Group’s consolidated results.